Risk Management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Financial Instruments (Details)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivatives	0.93%	0.60%
Borrowings and debt securities	0.96%	0.75%
Finance lease	0.00%	0.00%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivatives	10.36%	7.93%
Borrowings and debt securities	5.84%	5.84%
Finance lease	17.03%	17.08%